Income and Expenses - General And Administrative Expenses (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Income And Expenses [Line Items]
General and administrative expenses	€ 484.7	€ 285.8	€ 94.0
IT and office equipment
Disclosure Of Income And Expenses [Line Items]
General and administrative expenses	88.1	25.1	7.4
Wages, benefits and social security expense
Disclosure Of Income And Expenses [Line Items]
General and administrative expenses	145.9	90.5	33.0
Purchased services
Disclosure Of Income And Expenses [Line Items]
General and administrative expenses	143.9	70.2	26.0
Insurance premiums
Disclosure Of Income And Expenses [Line Items]
General and administrative expenses	21.3	30.4	4.8
Other
Disclosure Of Income And Expenses [Line Items]
General and administrative expenses	€ 85.5	€ 69.6	€ 22.8